Assets Held for Sale	12 Months Ended
Dec. 31, 2019
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Assets Held for Sale
10.	Assets Held for Sale
Details of assets held for sale as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018	2019
	Subsidiaries(*2)	Controlling company(*1)	Subsidiaries	Total
Assets
Cash and cash equivalents(*3)	￦ —	—	374	374
Other financial assets	778	—	185	185
Property, plant and equipment	21,076	36,321	32,972	69,293
Others	—	—	4,306	4,306

	￦ 21,854	36,321	37,837	74,158

Liabilities
Others	￦ —	—	8	8

(*1)
During the year ended December 31, 2019, the Company decided to dispose individual assets for which use was suspended, such as CEM plants, and classified the assets as held for sale. During the year ended December 31, 2019, the Company recognized impairment loss of
￦
659 million, which is the difference between the fair value less cost to sell and the carrying amount of the assets.

(*2)
During the year ended December 31, 2018, the subsidiary, DAESAN (CAMBODIA) Co., Ltd., decided to sell its land and classified the property, plant and equipment as held for sale. As of December 31, 2019 the sale is completed and gain on disposal of
￦
22,683 million was recognized.

(*3)	Cash and cash equivalents in the statement of cash flows include cash and cash equivalents that are classified as assets held for sale.